Business segments	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Business segments
27.
Business segments

The Chief Operating Decision Maker (“CODM”) of IFS is the Chief Executive Officer (“CEO”).

The business segments monitor the operating results of their business units separately in order to make decisions on the distribution of resources and performance assessment. The segments performance is assessed based on operating profit or loss and is measured consistently with operating profit or loss in the consolidated financial statements. Transfer prices between operating segments are on an arm’s length basis in a manner similar to transactions with third parties.

As of December 31, 2023, the Group presented four operating business segments: Banking, Insurance, Wealth Management and Payments. In the period 2024, the Group performed an assessment of the operating business segments, taking into consideration, among others, relevance criteria regarding revenues, income and the Group’s consolidated assets, and concluded that the segment Payments will no longer be an operating business segment and will be presented jointly with the rest of the Group’s Subsidiaries that are not part of an operating segment. This conclusion is aligned with the thresholds established by IFRS 8 “Operating Segments”, according to which said segment does not exceed the following limits:

- At revenue level: Revenues from the segment Payments do not account for 10 percent or more of the total combined revenues of all operating segments.

- At income level: The absolute income of the segment Payments is not equal or more than 10 percent of the higher amount between: (i) the combined income of all segments that have not presented losses; and (ii) the combined loss of all segments that report losses.

- At asset level: The assets of the segment Payments are not 10 percent or more of the total combined assets of all operating segments.

Accordingly, as of December 31, 2024, the Group presents three operating business segments:

Banking -

Mainly loans, credit facilities, deposits and current accounts.

Insurance -

It provides life annuity products with single-premium payment and conventional life insurance products, as well as other retail insurance products.

Wealth management -

It provides brokerage and investment management services. Inteligo serves mainly Peruvian citizens.

No revenue from transactions with a single external customer or counterparty exceeded 10 percent of the Group’s total revenues in the years 2024, 2023 and 2022.

The following table presents the Group’s financial information by business segments for the years ended December 31, 2024, 2023 and 2022:

	2024
	Banking	Insurance	Wealth management	Holding, other subsidiaries and eliminations (*)	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total income (**)
Third party	7,732,766	1,760,985	435,882	685,558	10,615,191
Inter-segment	(154,329)	(4,517)	(2,355)	161,201	—
Total income	7,578,437	1,756,468	433,527	846,759	10,615,191
Consolidated statement of income data
Interest and similar income	5,969,629	870,993	178,160	10,609	7,029,391
Interest and similar expenses	(2,217,197)	(153,464)	(108,466)	(1,143)	(2,480,270)
Net interest and similar income	3,752,432	717,529	69,694	9,466	4,549,121
Loss due to impairment of loans	(1,719,913)	—	(266)	—	(1,720,179)
Loss due to impairment of financial investments	(982)	(45,910)	(585)	(44)	(47,521)
Net interest and similar income after impairment loss on loans	2,031,537	671,619	68,843	9,422	2,781,421
Fee income from financial services, net	791,815	(10,628)	170,955	190,801	1,142,943
Net gain (loss) on sale of financial investments	12,995	17,664	(4,115)	—	26,544
Other income	500,512	103,571	89,331	71,653	765,067
Result from insurance activities	—	(169,750)	—	(39)	(169,789)
Depreciation and amortization	(294,514)	(22,091)	(8,734)	(87,718)	(413,057)
Other expenses	(1,762,494)	(379,087)	(166,789)	(178,789)	(2,487,159)
Income before translation result and Income Tax	1,279,851	211,298	149,491	5,330	1,645,970
Exchange difference	(7,402)	(9,390)	(2,066)	(5,286)	(24,144)
Income Tax	(265,096)	—	(10,089)	(39,180)	(314,365)
Net profit (loss) for the year	1,007,353	201,908	137,336	(39,136)	1,307,461
Attributable to:
IFS’s shareholders	1,007,353	201,908	137,336	(46,519)	1,300,078
Non-controlling interest	—	—	—	7,383	7,383
	1,007,353	201,908	137,336	(39,136)	1,307,461

(*) Corresponds to financial information of IFS and other subsidiaries, as well as consolidation adjustments and elimination of intercompany transactions.

(**) Corresponds to interest income, net profit on the sale of financial investments, other income, income from commissions for banking services and income from insurance services.

	2023 (*)
	Banking	Insurance	Wealth management	Holding, other subsidiaries and eliminations (**)	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Total income (***)
Third party	7,812,858	1,695,222	291,408	630,640	10,430,128
Inter-segment	(126,620)	(4,975)	(1,386)	132,981	—
Total income	7,686,238	1,690,247	290,022	763,621	10,430,128
Consolidated statement of income data
Interest and similar income	6,076,020	851,648	183,926	8,817	7,120,411
Interest and similar expenses	(2,363,800)	(126,704)	(98,370)	(3,492)	(2,592,366)
Net interest and similar income	3,712,220	724,944	85,556	5,325	4,528,045
(Loss) recovery to impairment of loans	(1,981,988)	—	170	—	(1,981,818)
(Loss) recovery due to impairment of financial investments	15	(7,858)	347	(4)	(7,500)
Net interest and similar income after impairment loss on loans	1,730,247	717,086	86,073	5,321	2,538,727
Fee income from financial services, net	813,279	(13,431)	146,223	232,391	1,178,462
Net (loss) gain on sale of financial investments	(660)	9,948	(2,857)	—	6,431
Other income (expenses)	495,500	112,990	(37,332)	(19,774)	551,384
Result from insurance activities	—	(178,379)	—	(13)	(178,392)
Depreciation and amortization	(271,526)	(21,658)	(15,018)	(70,836)	(379,038)
Other expenses	(1,678,356)	(352,933)	(138,589)	(201,251)	(2,371,129)
Income (loss) before translation result and Income Tax	1,088,484	273,623	38,500	(54,162)	1,346,445
Exchange difference	(15,969)	18,430	761	5,205	8,427
Income Tax	(216,366)	—	(3,081)	(56,149)	(275,596)
Net profit (loss) for the year	856,149	292,053	36,180	(105,106)	1,079,276
Attributable to:
IFS’s shareholders	856,149	292,053	36,180	(111,654)	1,072,728
Non-controlling interest	—	—	—	6,548	6,548
	856,149	292,053	36,180	(105,106)	1,079,276

(*) The 2023 balances have been restated to consider the three operating segments, effective from 2024.

(**) Corresponds to financial information of IFS and other subsidiaries, as well as consolidation adjustments and elimination of intercompany transactions.

(***) Corresponds to interest income, net profit on the sale of financial investments, other income, income from commissions for banking services and income from insurance services.

	2022 (*)
	Banking (***)	Insurance	Wealth management	Holding, other subsidiaries and eliminations (****)	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Total income (**)
Third party	6,459,232	1,663,992	75,706	734,007	8,932,937
Inter-segment	(125,848)	(3,288)	(1,668)	130,804	—
Total income	6,333,384	1,660,704	74,038	864,811	8,932,937
Consolidated statement of income data
Interest and similar income	4,774,378	940,894	155,116	914	5,871,302
Interest and similar expenses	(1,476,942)	(130,049)	(50,306)	(4,392)	(1,661,689)
Net interest and similar income	3,297,436	810,845	104,810	- 3,478	4,209,613
(Loss) recovery to impairment of loans	(832,919)	—	2,368	—	(830,551)
Loss due to impairment of financial investments	(732)	(26)	(11,981)	(13)	(12,752)
Net interest and similar income after impairment loss on loans	2,463,785	810,819	95,197	(3,491)	3,366,310
Fee income from financial services, net	797,711	(7,160)	163,325	183,510	1,137,386
Net loss on sale of financial investments	(2,891)	(1,613)	(9,781)	—	(14,285)
Other income	478,308	47,536	(234,702)	265,568	556,710
Result from insurance activities	—	(252,854)	—	—	(252,854)
Depreciation and amortization	(257,210)	(23,682)	(15,044)	(40,290)	(336,226)
Other expenses	(1,673,581)	(318,528)	(130,453)	(168,350)	(2,290,912)
Income (loss) before translation result and Income Tax	1,806,122	254,518	(131,458)	236,947	2,166,129
Exchange difference	(22,800)	950	(7,146)	3,518	(25,478)
Income Tax	(409,201)	—	(2,791)	(50,545)	(462,537)
Net profit (loss) for the year	1,374,121	255,468	(141,395)	189,920	1,678,114
Attributable to:
IFS’s shareholders	1,374,121	255,468	(141,395)	179,832	1,668,026
Non-controlling interest	—	—	—	10,088	10,088
	1,374,121	255,468	(141,395)	189,920	1,678,114

(*) The 2023 balances have been restated to consider the three operating segments, effective from 2024.

(**) Corresponds to interest income, net profit on the sale of financial investments, other income, income from commissions for banking services and income from insurance services.

(***) Includes 50 percent of Interbank’s participation in Izipay until March 2022, for the date on which Izipay becomes a subsidiary of the Group, see Note 1(b).

(****) Corresponds to financial information of IFS and other subsidiaries, as well as consolidation adjustments and elimination of intercompany transactions.

	2024
	Banking	Insurance	Wealth management	Holding, other subsidiaries and eliminations (*)	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Capital investments (***)	277,836	65,335	5,879	62,815	411,865
Total assets	73,626,419	16,175,883	4,316,010	1,385,469	95,503,781
Total liabilities	64,753,475	15,618,274	3,271,899	881,538	84,525,186

	2023 (**)
	Banking	Insurance	Wealth management	Holding, other subsidiaries and eliminations (*)	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Capital investments (***)	327,513	21,184	6,430	89,809	444,936
Total assets	68,437,614	15,225,254	4,374,266	1,587,645	89,624,779
Total liabilities	60,380,895	14,787,105	3,453,408	995,270	79,616,678

(*) Corresponds to financial information of IFS and other subsidiaries, as well as consolidation adjustments and elimination of intercompany transactions.

(**) The 2023 balances have been restated to consider the three operating segments, effective from 2024.

(***) Includes the purchase of property, furniture and equipment, intangible assets and investment properties.

The distribution of the Group’s total income based on the location of the customer and its assets, for the year ended December 31, 2024, is S/10,232,012,000 in Peru and S/383,179,000 in Panama (for the year ended December 31, 2023, was S/10,185,755,000 in Peru and S/244,373,000 in Panama). The distribution of the Group’s total assets based on the location of the customer and its assets as of December 31, 2024 is S/91,323,869,000 in Peru and S/4,179,912,000 in Panama (for the year ended December 31, 2023, was S/85,387,995,000 in Peru and S/4,236,784,000 in Panama).